Non-current assets held for sale - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 1,326	$ 7,465
Liabilities included in disposal groups classified as held for sale	46	1,393
Contingent consideration receivable relating to disposals	1,999	598	$ 893
Trade and other receivables	$ 4,351	$ 2,147
Proportion of reimbursement rights	30.00%
proportion of participating interest classified as held for sale	20.00%
Hilcorp Energy
Assets and liabilities held for sale [Line Items]
Consideration paid (received)	$ 800
Trade and other receivables	2,100
INEOS
Assets and liabilities held for sale [Line Items]
Consideration Receivable On Completion of Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses	3,600
Total Consideration For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses	5,000
Deposit Received For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses	400
Portion of consideration paid (received) consisting of cash and cash equivalents	1,000
BP Exploration (Alaska)
Assets and liabilities held for sale [Line Items]
Contingent consideration receivable relating to disposals	1,722
BP Exploration (Alaska) | Hilcorp Energy
Assets and liabilities held for sale [Line Items]
Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses, Receivable, Current	5,600
Petrochemicals
Assets and liabilities held for sale [Line Items]
Trade and other payables	100
Block 61
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,298
Liabilities included in disposal groups classified as held for sale	$ 10
Ownership percentage in subsidiary	60.00%
Block 61 | PTT Exploration and Production Public Company Limited
Assets and liabilities held for sale [Line Items]
Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses, Receivable, Current	$ 2,600
Consideration Receivable On Completion of Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses	2,450
Contingent consideration receivable relating to disposals	$ 140
Trans Alaska Pipeline System (TAPS) [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in associate	49.00%